Merger Agrrement with Special Purpose Acquisition Company (“Spac”) (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended		12 Months Ended
	Mar. 01, 2024	Jan. 11, 2023	Mar. 31, 2023	Mar. 22, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Merger Agrrement with Special Purpose Acquisition Company (“Spac”) (Details) [Line Items]
Market value				$ 175,000,000
Enterprise value					$ 1,280,000
Options					225,000,000
Invest gross value					$ 50,000,000
Outstanding ordinary price per share (in Dollars per share)		$ 10
Pre reverse stock split	1:10
Shareholders percentage		99.00%
Investment value		$ 175,000,000
Amount received from investors			$ 4,000,000
Advance issuance expense						$ 872
Aggregate value percentage					1.00%
Shares issued					$ 1,280,000
Amount owed					12,800,000
Recorded expenses					7,194	1,384	$ 296
Business Combination [Member]
Merger Agrrement with Special Purpose Acquisition Company (“Spac”) (Details) [Line Items]
Recorded expenses					12,800	$ 5,120
Share-based Share listing expense					$ 12,312